Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non- PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(4)	Net Loss(5)
2024	$510,308	$510,308	$451,356	$451,356	$(0.10)	$(18,059,336)
2023	$1,245,766	$671,314	$810,556	$549,587	$(28.20)	$(15,794,983)
2022	$741,720	$184,270	$389,870	$171,330	$(48.49)	$(14,629,642)

(1)
The dollar amounts reported are the amounts of total compensation reported for James Sapirstein, our Chief Executive Officer / PEO, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”

(2)
The dollar amounts reported represent the average of the amounts reported for our company’s Non-PEO NEOs as a group (excluding Mr. Sapirstein) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Mr. Sapirstein) included for purposes of calculating the average amounts in each applicable year are as follows: for 2024,

Ms. Romano, for 2023, Ms. Romano, and for 2022, Ms. Romano, Daniel Schneiderman and Mr. Pennington. For 2022, the information reported under this heading combines compensation earned by Ms. Romano and Mr. Schneiderman as one NEO in 2022. Mr. Schneiderman resigned as Chief Financial Officer on February 28, 2022. Ms. Romano was appointed Chief Financial Officer on March 1, 2022.
(3)
The dollar amounts reported represent the amount of “compensation actually paid” to our PEO and Non-PEO NEOs as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:

	2024		2023		2022
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Totals for Non-PEO NEOs	$510,308	$451,356	$1,245,766	$810,556	$741,720	$389,870
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(76,400)	(26,740)	(339,566)	(185,676)	(165,720)	(77,237)
Fair value at year end of equity awards granted during the year	76,400	26,740	83,168	57,477	2,138	1,192
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	—	—	(208,370)	(87,249)	(282,671)	—
Change in fair value of equity awards granted in prior years that vested during the year	—	—	(109,684)	(45,521)	(111,197)	(142,495)
Compensation Actually Paid Totals	$510,308	$451,356	$671,314	$549,587	$184,270	$171,330

(4)
Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our company’s share price at the end and the beginning of the measurement period by our company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards in 2024, 2023 or 2022.

(5)
The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
The dollar amounts reported are the amounts of total compensation reported for James Sapirstein, our Chief Executive Officer / PEO, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”

(2)
The dollar amounts reported represent the average of the amounts reported for our company’s Non-PEO NEOs as a group (excluding Mr. Sapirstein) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Mr. Sapirstein) included for purposes of calculating the average amounts in each applicable year are as follows: for 2024,

Ms. Romano, for 2023, Ms. Romano, and for 2022, Ms. Romano, Daniel Schneiderman and Mr. Pennington. For 2022, the information reported under this heading combines compensation earned by Ms. Romano and Mr. Schneiderman as one NEO in 2022. Mr. Schneiderman resigned as Chief Financial Officer on February 28, 2022. Ms. Romano was appointed Chief Financial Officer on March 1, 2022.

PEO Total Compensation Amount	$ 510,308	$ 1,245,766	$ 741,720
PEO Actually Paid Compensation Amount	$ 510,308	671,314	184,270
Adjustment To PEO Compensation, Footnote
(3)
The dollar amounts reported represent the amount of “compensation actually paid” to our PEO and Non-PEO NEOs as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:
	2024		2023		2022
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Totals for Non-PEO NEOs	$510,308	$451,356	$1,245,766	$810,556	$741,720	$389,870
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(76,400)	(26,740)	(339,566)	(185,676)	(165,720)	(77,237)
Fair value at year end of equity awards granted during the year	76,400	26,740	83,168	57,477	2,138	1,192
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	—	—	(208,370)	(87,249)	(282,671)	—
Change in fair value of equity awards granted in prior years that vested during the year	—	—	(109,684)	(45,521)	(111,197)	(142,495)
Compensation Actually Paid Totals	$510,308	$451,356	$671,314	$549,587	$184,270	$171,330

Non-PEO NEO Average Total Compensation Amount	$ 451,356	810,556	389,870
Non-PEO NEO Average Compensation Actually Paid Amount	$ 451,356	549,587	171,330
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported represent the amount of “compensation actually paid” to our PEO and Non-PEO NEOs as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:
	2024		2023		2022
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Totals for Non-PEO NEOs	$510,308	$451,356	$1,245,766	$810,556	$741,720	$389,870
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(76,400)	(26,740)	(339,566)	(185,676)	(165,720)	(77,237)
Fair value at year end of equity awards granted during the year	76,400	26,740	83,168	57,477	2,138	1,192
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	—	—	(208,370)	(87,249)	(282,671)	—
Change in fair value of equity awards granted in prior years that vested during the year	—	—	(109,684)	(45,521)	(111,197)	(142,495)
Compensation Actually Paid Totals	$510,308	$451,356	$671,314	$549,587	$184,270	$171,330

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ (0.1)	(28.2)	(48.49)
Net Income (Loss)	$ (18,059,336)	(15,794,983)	(14,629,642)
PEO Name	James Sapirstein
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (76,400)	(339,566)	(165,720)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(208,370)	(282,671)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	76,400	83,168	2,138
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(109,684)	(111,197)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,740)	(185,676)	(77,237)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(87,249)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,740	57,477	1,192
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (45,521)	$ (142,495)